AXA Equitable Life Insurance Company

Supplement dated December 17, 2019 to the Retirement Cornerstone® Series 19 Series E Prospectus dated June 17, 2019

This Supplement modifies certain information in the above-referenced Prospectus (the “Prospectus”) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center toll-free at 1-800-789-7771.

Guaranteed Roll-up floor:

Your contract will be issued with a guaranteed Roll-up floor that applies for the life of your contract if your contract has the Guaranteed minimum income benefit with or without the “Greater of” death benefit. Your Annual Roll-up rates and Deferral Roll-up rates, both initial and renewal, may be higher, but will never be less than the guaranteed Roll-up floor applicable to your contract. The guaranteed Roll-up floor is specified in a Rate Sheet Supplement for contracts issued on or after December 26, 2019. For contracts issued before December 26, 2019 the guaranteed Roll-up floor is 5%. See “Rate lock-in period” in “Contract features and benefits” for more information about how Rate Sheet Supplements apply to your contract. See also “Appendix X” for a list of historical guaranteed Roll-up floors.

Please also note the following changes to the Prospectus:

(1)	The following hereby replaces the fifth sentence of the third paragraph on the cover page:

When delivered in connection with the sale of a new contract, this Prospectus must be accompanied by the applicable Rate Sheet Supplements that specify the current initial Annual Roll-up rate, initial Deferral Rollup rate and guaranteed Roll-up floor percentages.

(2)	The following hereby supplements “Definition of key terms”:

Guaranteed Roll-up floor — At contract issue, the guaranteed Roll-up floor will apply during the life of your contract. This rate is specified in a Rate Sheet Supplement for contracts issued on or after December 26, 2019. For contracts issued before December 26, 2019 the guaranteed Roll-up floor is 5%.

The following hereby replaces the corresponding definitions in “Definition of key terms”:

Rate effective date — as specified in the applicable Rate Sheet Supplement, the date on which an initial Annual Roll-up rate, Deferral roll-up rate or guaranteed Roll-up floor becomes effective.

Rate Sheet Supplement — A supplement to the Prospectus that specifies the Annual Roll-up rate and Deferral Roll-up rate associated with the Guaranteed minimum income benefit and “Greater of” death benefit that will apply for the first seven years of your contract and the guaranteed Roll-up floor that will apply for the life of your contract based on the date of your contract application. The Annual Roll-up rate, Deferral Roll-up rate and guaranteed Roll-up floor may be specified in separate Rate Sheet Supplements. We periodically file Rate Sheet Supplements with the SEC that disclose the Annual Roll-up rate, Deferral Roll-up rate and guaranteed Roll-up floor that will apply beginning on a specified future date and remain in effect until we file subsequent Rate Sheet Supplements. The Rate effective date of a subsequent Rate Sheet Supplement will be at least 10 days after it is filed. You may contact us at 1-800-789-7771 for a copy of the Rate Sheet Supplements applicable to your contract. The Annual Roll-up rates, Deferral Roll-up rates and guaranteed Roll-up floors disclosed in our Rate Sheet Supplements may be found in Appendix X to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-229769.

(3)	The following hereby replaces the second paragraph in “Annual Roll-up rate” in “Contract features and benefits”:

The initial Annual Roll-up rate is the Annual Roll-up rate that applies during the first seven years of your contract. The initial Annual Roll-up rate is specified in the Rate Sheet Supplement and will not be less than the guaranteed Roll-up floor. Thereafter, the renewal Annual Roll-up rate applies. The renewal Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will be the greater of the guaranteed Roll-up floor and the Ten-Year Treasuries Formula Rate (which is the same calculation used for the minimum renewal Deferral Roll-up rate), but never greater than 8%. The renewal Annual Roll-up rate will be set at our discretion, subject to the above stated minimum. We reserve the right, however, to declare a renewal Annual Roll-up rate that is greater than 8%.

Retirement Cornerstone® Series is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2019 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company 1290 Avenue of the Americas

New York, NY 10104 (212) 554-1234

IM-27-19 (12.19)	Cat. #160748 (12.19)
RC 19 Series E NB/IF	#816481

(4)	The following hereby replaces the fourth paragraph in “Deferral Roll-up rate” in “Contract features and benefits”:

The initial Deferral Roll-up rate is the Deferral Roll-up rate that applies during the first seven years of your contract. The initial Deferral Roll-up rate is specified in the Rate Sheet Supplement and will not be less than the guaranteed Roll-up floor. Thereafter, the renewal Deferral Roll-up rate applies. The renewal Deferral Roll-up rate is variable and is tied to the Deferral Ten-Year Treasuries Formula Rate described below. The minimum renewal Deferral Roll-up rate will be the greater of the guaranteed Roll-up floor and the Ten-Year Treasuries Formula Rate (which is the same calculation used for the minimum renewal Annual Roll-up rate), but never greater than 8%. The renewal Deferral Roll-up rate will be set at our discretion, subject to the above stated minimum. We reserve the right, however, to declare a renewal Deferral Roll-up rate that is greater than 8%.

(5)	The following hereby replaces the first sentence of the sixth paragraph in “Deferral Roll-up rate” in “Contract features and benefits”:

As described above, both the renewal Annual Roll-up rate and renewal Deferral Roll-up rate will never be less than the guaranteed Roll-up floor or greater than 8% and both use the exact same Ten-Year Treasuries Formula Rate.

(6)	The following hereby replaces the third and fourth sentences of the first paragraph in “Initial Roll-up rates” in “Contract features and benefits”:

The initial Roll-up rate is the Roll-up rate in effect at the time your contract is issued (subject to the Rate lock-in period rules described below). After your first seven contract years, the renewal Roll-up rates will never be less than the guaranteed Roll-up floor or, if greater, the Ten-Year Treasuries Formula Rate, and never greater than 8%.

(7)	The following hereby replaces the corresponding disclosure in “Rate lock-in period” in “Contract features and benefits”:

Rate lock-in period.  If your contract is issued within the Rate lock-in period (generally 75 days from the date you sign your application), your Initial Roll-up rates will not decrease, even if a new Rate Sheet Supplement with a lower rate becomes effective before your contract is issued. However, if your contract is issued during the Rate lock-in period but after the rate effective date of a subsequent Rate Sheet Supplement that remains effective through your contract issue date, you will get the benefit of any rate increase. Specifically, during the Rate lock-in period:

•

If a subsequent Rate Sheet Supplement becomes effective with a lower initial Annual Roll-up rate and lower initial Deferral Rollup rate before we issue your contract, your contract will be issued with the initial Annual Roll-up rate and initial Deferral Roll-up rate that were in effect on the application signed date.

•

If a subsequent Rate Sheet Supplement becomes effective with a higher initial Annual Roll-up rate and higher initial Deferral Rollup rate before we issue your contract, your contract will be issued with the initial Annual Roll-up rate and initial Deferral Roll-up rate in effect when your contract is issued.

•

If a subsequent Rate Sheet Supplement with a lower initial Annual Roll-up rate and a higher initial Deferral Roll-up rate becomes effective before we issue your contract, your contract will be issued with the initial Annual Roll-up rate in effect on the date you signed your application and the initial Deferral Roll-up rate in effect on the contract issue date. Similarly, if a subsequent Rate Sheet Supplement becomes effective with a lower initial Deferral Roll-up rate and a higher initial Annual Roll-up rate before we issue your contract, your contract will be issued with the initial Deferral Roll-up rate in effect on the date you signed your application and the initial Annual Roll-up rate in effect on the contract issue date.

In short, if your contract is issued during the Rate lock-in period but after a change to the initial Annual Roll-up rate or initial Deferral Roll-up rate from the application date becomes effective and remains effective through your contract issue date, you will receive the benefit of any rate increase and protection from rate decreases.

If we do not issue your contract within the Rate lock-in period, then your Initial Roll-up rates will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state description of all material variations of this contract, including whether a different Rate lock-in period applies in your state, see Appendix V later in this Prospectus.

Examples:

•

You sign your application for a contract on September 15th. On that date the initial Annual Roll-up rate and Deferral Roll-up rates are 5.50% and 5.50%, respectively. Your initial contribution is received by way of a rollover contribution on October 5th and the contract is issued the same day. On that date the initial Annual Roll-up rate and Deferral Roll-up rates are 5.25% and 5.25%, respectively. In this example, your contract will be issued with the rates that were “locked in” at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

•

You sign your application for a contract on October 15th. On that date the initial Annual Roll-up rate and Deferral Roll-up rates are 5.00% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on November 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 5.00% and 5.25%, respectively. In this example, your contract will be issued with the initial Annual Roll-up rate (5.00%) that was “locked-in” at the time you signed your application and the initial Deferral Roll-up rate (5.25%) that was in effect at the time your contract was issued, not the lower initial Deferral Roll-up rate that was in effect on the date your application was signed.

Please note: The guaranteed Roll-up floor is not subject to the Rate lock-in period. This means that:

•

If a subsequent Rate Sheet supplement with a lower guaranteed Roll-up floor becomes effective after you sign your application and we issue you a contract based on that application (either during or after the Rate lock-in period), your guaranteed Roll-up floor will not decrease.

•

If a subsequent Rate Sheet Supplement with a higher guaranteed Roll-up floor becomes effective after you sign your application, remains effective through your contract issue date and we issue you a contract based on that application (either during or after the Rate lock-in period), your guaranteed Roll-up floor will increase to match the higher rate.

(8)	The following hereby replaces the first three sentences of the first paragraph in “Renewal rates” in “Contract features and benefits”:

As discussed in “Annual Roll-up rate” and “Deferral Roll-up rate” above, after the first seven contract years, a new Annual Roll-up rate will apply to your contract. A new Deferral Roll-up rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These “Renewal rates” may be equal and will never be less than the guaranteed Roll-up floor, or, if greater, the underlying Treasuries Formula Rate (which is identical for both Renewal rates), and never higher than 8%.

(9)	The following hereby replaces the fourth and fifth paragraphs in “Customized payment plan” in “Accessing your money”:

(i)	Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the guaranteed Roll-up floor rate.

(ii)

Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate minus a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than the guaranteed Roll-up floor, your withdrawal percentage for that contract year will be equal to the guaranteed Roll-up floor. In other words, the withdrawal percentage can never be less than guaranteed Roll-up floor. Your percentage requests must be in increments of 0.50%.

(10)	The following hereby replaces the first paragraph in “Appendix III: Guaranteed benefit base examples”:

Assuming $100,000 is invested in the Protected Benefit investment options, with no additional contributions, no transfers, no withdrawals, and initial Roll-up rates of 5%, the Guaranteed minimum death benefit base and Guaranteed minimum income benefit base for an owner age 60 would be calculated as follows:

(11)	The following hereby replaces the first sentence of the first paragraph in “Appendix IV: Hypothetical illustrations”:

The following table illustrates the changes in account values (Investment account value and Protected Benefit account value), cash value and the values of the “Greater of” death benefit, the Guaranteed minimum income benefit (“GMIB”), and the Annual withdrawal amount, under certain hypothetical circumstances, including assuming constant hypothetical 5% Roll-up rates, for the Retirement Cornerstone® Series E contract.

(12)	“Appendix VI: Examples of Automatic payment plans” is hereby deleted in its entirety.

(13)	The following hereby replaces the first paragraph of Example #1 in “Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases”:

As described below, this example assumes that Protected Benefit account value is less than the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, no transfers and initial Roll-up rates of 5.0%, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

(14)	The following hereby replaces the first paragraph of Example #2 in “Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases”:

As described below, this example assumes that Protected Benefit account value is greater than the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, no transfers and initial Roll-up rates of 5.0%, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

(15)	The following hereby replaces “Appendix X: Historical Initial Deferral Roll-up rates and Annual Roll-up rates”:

Appendix X: Historical Initial Deferral Roll-up rates and Annual Roll-up rates

Below are the historical initial Deferral Roll-up rates, initial Annual Roll-up rates and guaranteed Roll-up floors applicable to the Guaranteed minimum income benefit and “Greater of” death benefit as described in this Prospectus. You may contact us at 1-800-789-7771 for the Deferral Roll-up rate, Annual Roll-up rate and guaranteed Roll-up floor applicable to your contract. A complete description of the Guaranteed minimum income benefit and “Greater of” death benefit can be found in the “Contract features and benefits” section.

Contract application date	Initial Deferral Roll-up rate	Initial Annual Roll-up rate	Guaranteed Roll-up floor
On or after June 17, 2019	5%	5%	5%
On or after December 26, 2019	5%	5%	5%

AXA Equitable Life Insurance Company

Rate Sheet Supplement dated December 17, 2019 to the current prospectuses for:

Retirement Cornerstone® Series 19	Retirement Cornerstone® Series 19 Series E

This Rate Sheet Supplement (this “Supplement”) updates certain information in the prospectus dated June 17, 2019 you received and in any supplements to the prospectus (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Under the Guaranteed minimum income benefit and “Greater of” death benefit, we will apply an initial Annual Roll-up rate during the first seven years of your contract, beginning on the date your contract is issued. For more information, see “Annual Roll-up rate” in the “Contract features and benefits” section of the Prospectus. The effective date of the following rates is December 26, 2019 (the “Rate effective date”) until superseded as described below:

Initial Annual Roll-up rate: 5.0% — See the “Important note for owners age 49 or younger” below.

The initial Annual Roll-up rate in this Supplement can be superseded. The Rate effective date of a subsequent Rate Sheet Supplement will be at least 10 days after it is filed.

If you sign your application on or after the above Rate effective date and we issue you a contract based on that application during the Rate lock-in period (generally 75 days after the application is signed):

•	If a subsequent Rate Sheet Supplement with a lower initial Annual Roll-up rate becomes effective, your initial Annual Roll-up rate will not decrease.

•

If a subsequent Rate Sheet Supplement with a higher initial Annual Roll-up rate becomes effective and remains effective through your contract issue date, your initial Annual Roll-up rate will increase to match the higher rate.

If we issue you a contract based on that application after the Rate lock-in period ends, the initial Annual Roll-up rate applicable to your contract will be the rate that is in effect on the date your contract is issued.

See “Rate lock-in period” in the “Contract features and benefits” section of the Prospectus. The Rate lock-in period may vary in some states. See “Appendix V: State contract availability and/or variations of certain features and benefits” in the Prospectus. Once established, the initial Annual Roll-up rate applicable to your contract will not change during the first seven contract years. After the first seven years, new Annual Roll-up rates will apply. All new or “renewal” Annual Roll-up rates are set by formula and may be higher, lower or the same as the initial Annual Roll-up rate but will never be lower than the guaranteed Roll-up floor. See “Renewal rates” in the “Contract features and benefits” section of the Prospectus for the Annual Roll-up rate that applies once the initial Annual Roll-up rate expires. See also “Guaranteed Roll-up floor” in “Contract features and benefits” section of the Prospectus.

Guaranteed Roll-up floor: 5.0%

The guaranteed Roll-up floor in this Supplement can also be superseded but it is not subject to the Rate lock-in period. If you sign your application on or after the above Rate effective date and we issue you a contract based on that application (either during or after the Rate lock-in period):

•	If a subsequent Rate Sheet Supplement with a lower guaranteed Roll-up floor becomes effective, your guaranteed Roll-up floor will not decrease.

•	If a subsequent Rate Sheet Supplement with a higher guaranteed Roll-up floor is effective on your contract issue date, your guaranteed Roll-up floor will increase to match that higher rate.

Important note for owners age 49 or younger:  Funding of the Guaranteed minimum income benefit and any guaranteed minimum death benefit you elect if you also have the Guaranteed minimum income benefit is only permitted starting at age 50. If you are between the ages of 43 and 49 at the time your contract is issued, the initial Annual Roll-up rate specified in this Supplement will only apply after you attain age 50 for the amount of time then remaining in your first seven contract years. If you are age 42 or younger at the time your contract is issued, the initial Annual Roll-up rate will never apply to your contract.

For information about the initial Annual Roll-up rate and guaranteed Roll-up floor applicable to you, please contact the customer service group toll-free at 1-800-789-7771. You can also visit www.axa.us.com to view the current rates. Historical initial Annual Roll-up rates and guaranteed Roll-up floors may be found in Appendix IX to the Prospectus (Series 19) and in Appendix X to the Prospectus (Series 19E), as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File No. 333-229766 (Series 19) or 333-229769 (Series 19E).

Retirement Cornerstone® Series is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2019 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company 1290 Avenue of the Americas

New York, NY 10104 (212) 554-1234

IM-03-19 (12.19)	Cat. #159939 (12.19)
RC 19/RC 19 Series E NB	#814730

AXA Equitable Life Insurance Company

Rate Sheet Supplement dated December 17, 2019 to the current prospectuses for:

Retirement Cornerstone® Series 19	Retirement Cornerstone® Series 19 Series E

This Rate Sheet Supplement (this “Supplement”) updates certain information in the prospectus dated June 17, 2019 you received and in any supplements to the prospectus (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Under the Guaranteed minimum income benefit and “Greater of” death benefit, we will apply an initial Deferral Roll-up rate during the first seven years of your contract, beginning on the date your contract is issued. For more information, see “Deferral Roll-up rate” in the “Contract features and benefits” section of the Prospectus. The effective date of the following rate is December 26, 2019 (the “Rate effective date”) until superseded as described below:

Initial Deferral Roll-up rate: 5.0% — See the “Important note for owners age 49 or younger” below.

The initial Deferral Roll-up rate in this Supplement can be superseded. The Rate effective date of a subsequent Rate Sheet Supplement will be at least 10 days after it is filed.

If you sign your application on or after the above Rate effective date and we issue you a contract based on that application during the Rate lock-in period (generally 75 days after the application is signed):

•	If a subsequent Rate Sheet Supplement with a lower initial Deferral Roll-up rate becomes effective, your initial Deferral Roll-up rate will not decrease.

•

If a subsequent Rate Sheet Supplement with a higher initial Deferral Roll-up rate becomes effective and remains effective through your contract issue date, your initial Deferral Roll-up rate will increase to match the higher rate.

If we issue you a contract based on that application after the Rate lock-in period ends, the initial Deferral Roll-up rate applicable to your contract will be the rate that is in effect on the date your contract is issued.

See “Rate lock-in period” in the “Contract features and benefits” section of the Prospectus. The Rate lock-in period may vary in some states. See “Appendix V: State contract availability and/or variations of certain features and benefits” in the Prospectus. Once established, the initial Deferral Roll-up rate applicable to your contract will not change during the first seven contract years. After the first seven years, new Deferral Roll-up rates will apply. All new or “renewal” Deferral Roll-up rates are set by formula and may be higher, lower or the same as the initial Deferral Roll-up rate but will never be lower than the guaranteed Roll-up floor. See “Renewal rates” in the “Contract features and benefits” section of the Prospectus for the Deferral Roll-up rate that applies once the initial Deferral Roll-up rate expires. See also “Guaranteed Roll-up floor” in “Contract features and benefits” section of the Prospectus.

Important note for owners age 49 or younger:  Funding of the Guaranteed minimum income benefit and any guaranteed minimum death benefit you elect if you also have the Guaranteed minimum income benefit is only permitted starting at age 50. If you are between the ages of 43 and 49 at the time your contract is issued, the initial Deferral Roll-up rate specified in this Supplement will only apply after you attain age 50 for the amount of time then remaining in your first seven contract years. If you are age 42 or younger at the time your contract is issued, the initial Deferral Roll-up rate will never apply to your contract.

For information about the initial Deferral Roll-up rate applicable to you, please contact the customer service group toll-free at 1-800-789-7771. You can also visit www.axa.us.com to view the current rate. Historical initial Deferral Roll-up rates may be found in Appendix IX to the Prospectus (Series 19) and in Appendix X to the Prospectus (Series 19E), as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File No. 333-229766 (Series 19) or 333-229769 (Series 19E).

Retirement Cornerstone® Series is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2019 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company 1290 Avenue of the Americas

New York, NY 10104 (212) 554-1234

IM-09-19 (12.19)	Cat. # 159970 (12.19)
RC 19/RC 19 Series E NB	#121107